Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, trade, allowance for doubtful accounts	$ 2,840	$ 3,092	$ 8,321
Property and equipment, accumulated depreciation	137,827	132,745
Deferred financing costs, accumulated amortization		$ 2,490	$ 16,388
Preferred stock, par value	$ 0.01	$ 0.01	$ 0
Preferred stock, shares authorized	45,000,000	45,000,000	0
Preferred Stock, shares issued	0	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	360,000,000	360,000,000	0
Common stock, shares issued	58,787,544	58,628,764	0
Common stock, shares outstanding	58,204,792	58,434,704	0
Treasury stock, shares	582,752	194,060	0
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	90,000,000	90,000,000	0
Common stock, shares issued	13,534,408	13,534,408	0
Common stock, shares outstanding	13,534,408	13,534,408	0